Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful life, percentage	33
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful life, percentage	6 - 15 (mainly 6)